Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt Obligations

Our debt obligations consisted of the following as of the periods presented:

	September 30, 2018	December 31, 2017
Term Debt, interest rate of 5.5% and 5.1% as of September 30, 2018 and December 31, 2017, respectively	$680.0	$657.3
Senior Notes, interest rate of 11.0% as of December 31, 2017	—	475.0
Revolving Credit Facility ($300.0 and $130.0 available capacity less amounts reserved for letters of credit, which were $2.7 and $2.9 as of September 30, 2018 and December 31, 2017, respectively)	—	—

Total debt	680.0	1,132.3
Less unamortized discount on Term Debt	1.7	0.9
Less unamortized debt issuance costs on Senior Notes and Term Debt	6.5	11.6
Less current portion of long-term debt	6.8	—

Long-term debt, less current portion	$665.0	$1,119.8

Our debt obligations consist of the following:

	December 31,
	2017	2016
Ceridian Term Debt, interest rate of 5.1% and 4.5% as of December 31, 2017 and 2016, respectively	$657.3	$683.2
Ceridian Senior Notes, interest rate of 11.0% as of December 31, 2017 and 2016	475.0	475.0
Ceridian Revolving Credit Facility ($130.0 available capacity less amounts reserved for letters of credit, which were $8.4 and $7.7 as of December 31, 2017, and 2016, respectively)	—	—

Total debt	1,132.3	1,158.2
Less unamortized discount on Ceridian Term Debt	0.9	1.1
Less unamortized debt issuance costs on Ceridian Senior Notes and Ceridian Term Debt	11.6	15.0
Less current portion of long-term debt	—	2.3

Long-term debt, less current portion	$1,119.8	$1,139.8

Schedule of Future Principal Payments and Maturities of Indebtedness	The future principal payments and maturities of our debt are as follows:

Years Ending December 31,	Amount
2018	$1.7
2019	6.8
2020	6.8
2021	6.8
2022	6.8
Thereafter	651.1

$680.0

The future principal payments and maturities of our indebtedness are as follows:

Years Ending December 31,	Amount
2018	$—
2019	—
2020	657.3
2021	475.0
2022	—
Thereafter	—

$1,132.3